Related party transactions (Details) - Related companies - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Depreciation, interest expense and building rental	¥ 1,915	¥ 1,567
Medical Equipment rental and transactions		¥ 2,910